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19B-4E

05073709

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 19b-4(e)

DEC 05, 2005

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I Initial Listing Report

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
New York Stock Exchange INC
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Open-end Management Investment Company
3. Class of New Derivative Securities Product:
Investment Company Units (Exchange-Traded Funds)
4. Name of Underlying Instrument:
S&P MidCap 400 Index; S&P MidCap 400/BARRA Value Index; S&P MidCap 400/BARRA Growth Index; Dow Jones U.S. Total Market Index, iShares S&P 1500 Index
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
Broad-Based
6. Ticker Symbol(s) of New Derivative Securities Product:
IJH (iShares® S&P MidCap 400 Index Fund); IJJ (iShares® S&P MidCap 400/BARRA Value Index Fund); IJK (iShares® S&P 400/BARRA Growth Index Fund); IYY (Dow Jones U.S. Total Market Index Fund); ISI (iShares® S&P 1500 Index Fund)
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
NYSE; Nasdaq; Amex
8. Settlement Methodology of New Derivative Securities Product:
Regular way trade settle on T+3/ Book-entry only held in DTC
9. Position Limits of New Derivative Securities Product (if applicable):
Not Applicable

Part II Execution

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

PROCESSED
DEC 07 2005
THOMSON FINANCIAL

Name of Official Responsible for Form:
Mary Yeager

Title:
Assistant Corporate Secretary

Telephone Number:
(212) 656-2062

Manual Signature of Official Responsible for Form: [signature]

Date: 12/2/05

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	December 5, 2005

NY1:#3368973v1

Mary Yeager
Assistant Secretary

New York Stock Exchange, Inc.
11 Wall Street
New York, NY 10005

tel: 212.656.2062
fax: 212.656.3939
myeager@nyse.com

RECEIVED
DEC 2005
DIVISION OF MARKET REGULATION

NYSE

December 2, 2005

Ms. Gail S. Jackson, Paralegal Specialist
U.S. Securities and Exchange Commission
Division of Market Regulation
100 F Street, NE – Room 6628
Washington, DC 20549

Re: Form 19b-4(e) for Each of Five (5) iShares® Index Funds

Dear Ms. Jackson:

Pursuant to Rule 19b-4(e) under the Securities Exchange Act of 1934, the New York Stock Exchange, Inc. encloses for filing one original and nine copies of a Form 19b-4(e) for each of five (5) iShares® Index Funds as follows: iShares S&P MidCap 400 Index Fund; iShares S&P MidCap 400/BARRA Value Index Fund; iShares S&P MidCap 400/BARRA Growth Index Fund; iShares Dow Jones U.S. Total Market Index Fund, iShares S&P 1500 Index Fund.

The Funds began trading on the Exchange on a fully listed basis on November 30, 2005. The New York Stock Exchange's rules for listing and trading products of this nature are found in Section 703.16 of the Exchange's Listed Company Manual.

Sincerely,

Enclosure

cc: Florence Harmon

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	December 5, 2005